CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2023
COMMON STOCKS - 94.3%	Shares	Value
Communications - 4.5%
AT&T, Inc.	48,000	$ 805,440
Comcast Corporation - Class A	18,500	811,225
Verizon Communications, Inc.	26,000	980,200
		2,596,865
Consumer Discretionary - 4.4%
Home Depot, Inc. (The)	2,600	901,030
Kohl's Corporation (a)	16,500	473,220
Tapestry, Inc. (a)	32,000	1,177,920
		2,552,170
Consumer Staples - 9.2%
J M Smucker Company (The)	8,700	1,099,506
Kellogg Company	14,000	782,740
Kimberly-Clark Corporation	7,000	850,570
Mondelez International, Inc. - A (a)	11,000	796,730
Philip Morris International, Inc.	12,000	1,128,960
Target Corporation	4,500	640,890
		5,299,396
Energy - 9.3%
Chevron Corporation (a)	8,400	1,252,944
ConocoPhillips (a)	10,200	1,183,914
Devon Energy Corporation	13,000	588,900
Exxon Mobil Corporation	9,000	899,820
Shell plc - ADR (a)	22,250	1,464,050
		5,389,628
Financials - 18.3%
Bank of New York Mellon Corporation (The)	24,500	1,275,225
JPMorgan Chase & Company (a)	11,600	1,973,160
M&T Bank Corporation	2,950	404,386
MetLife, Inc.	16,000	1,058,080
Prudential Financial, Inc. (a)	14,000	1,451,940
Travelers Companies, Inc. (The) (a)	7,000	1,333,430
Truist Financial Corporation	28,000	1,033,760
US Bancorp (a)	20,500	887,240
Wells Fargo & Company	24,500	1,205,890
		10,623,111

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2023

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Health Care - 12.9%
Bristol-Myers Squibb Company	14,100	$ 723,471
CVS Health Corporation	19,000	1,500,240
Johnson & Johnson	9,800	1,536,052
Medtronic PLC	15,700	1,293,366
Merck & Company, Inc.	10,700	1,166,514
Pfizer, Inc.	42,500	1,223,575
		7,443,218
Industrials - 7.7%
Emerson Electric Company (a)	10,200	992,766
Lockheed Martin Corporation	1,300	589,212
Raytheon Technologies Corporation (a)	16,000	1,346,240
Stanley Black & Decker, Inc.	9,000	882,900
United Parcel Service, Inc. - B	4,000	628,920
		4,440,038
Materials - 4.0%
Dow, Inc.	22,000	1,206,480
International Flavors & Fragrances, Inc.	13,800	1,117,386
		2,323,866
Real Estate - 4.0%
Simon Property Group, Inc. (a)	10,250	1,462,060
Ventas, Inc.	16,900	842,296
		2,304,356
Technology - 14.0%
Broadcom, Inc.	1,500	1,674,375
Cisco Systems, Inc. (a)	27,500	1,389,300
Fidelity National Information Services, Inc.	14,000	840,980
Hewlett Packard Enterprise Company (a)	45,000	764,100
HP, Inc.	39,000	1,173,510
International Business Machines Corporation (a)	10,450	1,709,098
Skyworks Solutions, Inc. (a)	5,500	618,310
		8,169,673
Utilities - 6.0%
Atmos Energy Corporation (a)	9,500	1,101,050
Dominion Energy, Inc.	21,000	987,000
Duke Energy Corporation	7,800	756,912
National Fuel Gas Company	12,000	602,040
		3,447,002

Total Common Stocks (Cost $40,835,398)		$ 54,589,323

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

MONEY MARKET FUNDS - 6.4%	Shares	Value
Fidelity Money Market Government Portfolio Class I, 5.25% (b) (Cost $3,690,812)	3,690,812	$ 3,690,812

Total Investments at Value - 100.7% (Cost $44,526,210)		$ 58,280,135

Liabilities in Excess of Other Assets - (0.7%)		(436,521)

Net Assets - 100.0%		$ 57,843,614

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Security covers a written call option. The total value of securities as of December 31, 2023 was $21,377,472. (b) The rate shown is the 7-day effective yield as of December 31, 2023.

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS (Unaudited)
December 31, 2023

COVERED WRITTEN CALL OPTIONS	Contracts (c)	Notional Value	Strike Price	Expiration Date	Value of Options
Atmos Energy Corp	53	$ 614,270	$ 120 .00	04/22/24	$ 16,960
Chevron Corp	40	596,640	185 .00	03/18/24	520
Cisco Systems Inc.	80	404,160	57 .50	01/23/24	320
ConocoPhillips	40	464,280	130 .00	02/19/24	2,600
ConocoPhillips	62	719,634	135 .00	02/19/24	1,984
Emerson Electric Co.	27	262,791	100 .00	01/22/24	1,350
Hewlett Packard Enterprise Co.	128	217,344	20 .00	02/19/24	1,280
International Business Machines	25	408,875	155 .00	02/19/24	27,000
International Business Machines Corp.	47	768,685	160 .00	04/22/24	42,817
JPMorgan Chase & Co.	35	595,350	165 .00	01/22/24	21,525
Kohl’s Corp.	165	473,220	32 .50	06/24/24	45,870
Mondelez Intl Inc.	110	796,730	72 .50	03/18/24	30,250
Prudential Financial Inc.	50	518,550	110 .00	06/24/24	17,500
Raytheon Technologies Corp.	86	723,604	90 .00	05/20/24	22,962
Shell PLC	117	769,860	72 .50	04/22/24	9,126
Simon Property Group Inc.	102	1,454,928	130 .00	04/22/24	165,240
Skyworks Solutions, Inc.	35	393,470	125 .00	01/22/24	420
Tapestry Inc.	191	703,071	42 .50	05/20/24	22,920
Travelers Cos., Inc.	30	571,470	195 .00	06/24/24	24,750
US Bancorp	80	346,240	45 .00	01/22/24	6,000

Total Covered Written Call Options (Premiums received $372,794)		$ 11,803,172			$ 461,394

(c) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.